Interbank Deposits and Securities Purchased Under Agreements to Resell - Summary of Interbank Deposits and Securities Purchased Under Agreements to Resell (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	R$ 49,238	R$ 64,219
Interbank certificate of deposit [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Interbank deposits	29,053	22,692
Securities purchased under agreements to resell	244,707	265,051
Total	273,760	287,743
Current [member] | Interbank certificate of deposit [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Interbank deposits	28,039	21,503
Securities purchased under agreements to resell	244,511	264,740
Total	272,550	286,243
Non-current [Member] | Interbank certificate of deposit [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Interbank deposits	1,014	1,189
Securities purchased under agreements to resell	196	311
Total	R$ 1,210	R$ 1,500